ETFis Series trust I

6 E. 39th Street, Suite 1003

New York, New York 10016

VIA EDGAR

October 6, 2014

Securities and Exchange Commission

Filing Desk

100 F Street, N.E.

Washington, DC 20549

RE:	ETFis Series Trust I (“Trust”) (File Nos. 333-187668 and 811-22819), on behalf of InfraCap MLP ETF (the “Fund”), a series of the Trust

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 6 to the Trust’s Registration Statement on Form N-1A, which was filed electronically on August 1, 2014.

If you have any questions or comments, please contact the undersigned at 336-607-7512. Thank you for your consideration.

Sincerely,

/s/ William J. Smalley

William J. Smalley, President of the Trust